Direct Voyage Expenses (Table) (Details) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Direct Voyage Expenses [Abstract]
Bunkers	$ 10,736	$ 905	$ 1,638
Port expenses	1,609	901	495
Commissions	266	437	159
Other	976	298	107
Total	$ 13,587	$ 2,541	$ 2,399